Accounts Receivable and Other (Tables)	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Components of Trade Accounts Receivable, Net

The following tables summarize the impact of accounts receivable reserves and allowance for doubtful accounts on the gross trade accounts receivable balances at each balance sheet date:

	March 31,
	2015	2014
Trade accounts receivable, gross	$459,774	$322,140
Reserves for sales deductions:
Chargebacks	(64,119)	(46,919)
Customer rebates	(79,115)	(58,593)
Other sales deductions	(93,954)	(77,713)
Allowance for doubtful accounts	(159)	(143)

Trade accounts receivable, net	$222,427	$138,772

Components of Other Receivables and Prepaid Expenses
b.	Other receivables and prepaid expenses:

	March 31,
	2015	2014
Deferred income taxes	$199,908	$128,689
Note receivable	35,000	—
Prepaid expenses	7,988	7,851
Interest receivable	3,574	2,011
Advances to suppliers	2,690	1,101
Government authorities	1,260	19,508
Derivative instruments	—	2,924
Other	491	308

	$250,911	$162,392